EQUITY COMPENSATION PLANS (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 0.0086	$ 0.0100	$ 0.0282
2004 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Beginning Balance	1,620,000	15,720,000	34,669,372
Options Outstanding, Exercised	0	0	0
Options Outstanding, Cancelled or Expired			(18,949,372)
Options Outstanding, Expired	(1,620,000)	(14,100,000)
Options Outstanding, Ending Balance	0	1,620,000	15,720,000	34,669,372
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.103	$ 0.116	$ 0.094
Weighted Average Exercise Price, Cancelled or Expired			0.076
Weighted Average Exercise Price, Expired	$ 0.103	0.117
Weighted Average Exercise Price, Outstanding, Ending balance		$ 0.103	$ 0.116	$ 0.094
Weighted Average Remaining Contractual Life, Outstanding		0 years	1 month 10 days	10 months 21 days